Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 853,849	Fees	UNITED STATES		Government of the United States of America, Bureau of Land Management	Monitor Gold
#: 2
	30,046	Taxes	UNITED STATES	snj:US-NV	State of Nevada, Nevada Department of Taxation, Division of Environmental Protection and Water Resources	Souht Railroad
#: 3
	108,943	Fees	UNITED STATES	snj:US-NV	State of Nevada, Nevada Department of Taxation, Division of Environmental Protection and Water Resources	Lewis
#: 4
	80,972	Taxes	PANAMA		Government of Panama, National Treasury of Panama	Cerro Quema
#: 5
	118,514	Fees	PANAMA		Government of Panama, National Treasury of Panama	Cerro Quema
#: 6
	1,062,472	Taxes	MEXICO		Government of Mexico, Mexican Social Security Institute	Camino Rojo
#: 7
	299,345	Taxes	MEXICO		Government of Mexico, Institute of National Workers Housing Fund	Camino Rojo
#: 8
	614,466	Taxes	MEXICO	snj:MX-ZAC	State of Zacatecas, Ministry of Finance	Camino Rojo
#: 9
	301,347	Taxes	MEXICO	snj:MX-ZAC	Municipality of Mazapil, Municipality Treasury	Camino Rojo
#: 10
	78,552,228	Taxes	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 11
	1,472,843	Royalties	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo
#: 12
	$ 4,477,910	Fees	MEXICO		Government of Mexico, Tax Administration Services (SAT)	Camino Rojo